SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York 10017

Tel:	(212) 455-2000
Fax:	(212) 455-2502

July 1, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Kevin Rupert, Esq.

Re: Western Asset Emerging Markets Debt Fund Inc. (File Nos. 333-151221 and 811-21343)

Ladies and Gentlemen:

On behalf of Western Asset Emerging Markets Debt Fund Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we submit for filing Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-14 by direct electronic transmission on EDGAR form type N-14 8(C).

This Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-14 is being filed in connection with the proposed merger of Western Asset Emerging Markets Floating Rate Fund Inc. with and into the Fund pursuant to the Maryland General Corporation Law.

If you have any questions in connection with this filing, please call Gabrielle Kelleher (212-455-7696) or Rafael Vasquez (212-455-3566) of this firm.

Very truly yours,
/s/ Simpson Thacher & Bartlett LLP
Simpson Thacher & Bartlett LLP